Operating profit	12 Months Ended
Dec. 31, 2017
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Operating profit

8. Operating profit

	2017	2016	2015
The following items have been included in operating profit:	£m	£m	£m
Employee costs (Note 9)	9,122	8,212	8,030
Advertising	1,351	1,265	1,059
Distribution costs	405	395	376
Depreciation of property, plant and equipment	988	978	892
Impairment of property, plant and equipment, net of reversals	327	180	346
Amortisation of intangible assets	934	796	738
Impairment of intangible assets, net of reversals	690	22	217
Net foreign exchange losses	215	53	47
Inventories:
Cost of inventories included in cost of sales	8,526	8,093	7,602
Write-down of inventories	701	533	488
Reversal of prior year write-down of inventories	(352)	(145)	(65)
Operating lease rentals:
Minimum lease payments	110	91	101
Contingent rents	4	4	8
Sub-lease payments	5	4	7
Fees payable to the company’s auditor and its associates in relation to the Group (see below)	29.2	29.7	33.1

The reversals of prior year write-downs of inventories principally arise from the reassessment of usage or demand expectations prior to inventory expiration.

Net foreign exchange losses include a net loss of £109 million (2016 – £nil; 2015 – £nil) of exchange arising on the reclassification of exchange on liquidation or disposal of overseas subsidiaries.

Included within operating profit are major restructuring charges of £1,056 million (2016 – £970 million; 2015 – £1,891 million), see Note 10, ‘Major restructuring costs’.

Fees payable to the company’s auditor and its associates:	2017 £m	2016 £m	2015 £m
Audit of parent company and consolidated financial statements	7.0	5.8	7.5
Audit of the company’s subsidiaries	16.2	16.4	16.3
Attestation under s.404 of Sarbanes-Oxley Act 2002	4.5	4.4	4.3

Audit and audit-related services	27.7	26.6	28.1
Taxation compliance	0.2	0.2	0.3
Taxation advice	0.1	1.8	3.2
Other assurance services	1.0	0.3	1.1
All other services	0.2	0.8	0.4

	29.2	29.7	33.1

The other assurance services provided by the auditor relate to agreed upon procedures and other assurance services outside of statutory audit requirements. All other services provided by the auditor primarily related to advisory services for the year ended 31 December 2017.

In addition to the above, fees paid in respect of the GSK pension schemes were:

	2017 £m	2016 £m	2015 £m
Audit	0.3	0.4	0.3
Other services	0.1	—	—